Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 1,336	$ 2,865
Term Loan B Facility
Restricted Cash And Cash Equivalents Items [Line Items]
Cash collateral to the Term Loan B Facility		2,000
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 1,336	$ 865